Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.31%
Australia: 3.19%
Ansell Ltd. (Health care, Health care equipment & supplies)	185,333	$2,914,884
Bapcor Ltd. (Consumer discretionary, Distributors)	134,853	493,631
Domino’s Pizza Enterprises Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	26,098	671,278
Steadfast Group Ltd. (Financials, Insurance)	155,030	599,869
		4,679,662
Belgium: 1.16%
Barco NV (Information technology, Electronic equipment, instruments & components)	102,499	1,702,754
Canada: 5.03%
ATS Corp. (Industrials, Machinery)†	18,500	791,353
Canadian Western Bank (Financials, Banks)	18,800	414,049
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	30,079	4,648,710
Primo Water Corp. (Consumer staples, Beverages)	104,135	1,519,676
		7,373,788
France: 2.79%
Alten SA (Information technology, IT services)	21,590	3,338,250
Metropole Television SA (Communication services, Media)	53,049	752,368
		4,090,618
Germany: 4.93%
Cancom SE (Information technology, IT services)	27,594	875,932
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	21,702	1,468,730
Gerresheimer AG (Health care, Life sciences tools & services)	16,262	1,657,894
Krones AG (Industrials, Machinery)	12,480	1,546,582
TAG Immobilien AG (Real estate, Real estate management & development)†	119,527	1,672,999
		7,222,137
Ireland: 0.59%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	692,072	861,596
Italy: 2.35%
De’ Longhi SpA (Consumer discretionary, Household durables)	22,758	737,112
GVS SpA (Industrials, Machinery)144A†	195,395	1,246,201
Interpump Group SpA (Industrials, Machinery)	29,637	1,464,999
		3,448,312
Japan: 8.61%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	59,800	1,531,776
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	33,620	961,292
DTS Corp. (Information technology, IT services)	85,200	2,095,531
Fuji Seal International, Inc. (Materials, Containers & packaging)	70,100	826,675
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	14,700	1,179,441
MEITEC Group Holdings, Inc. (Industrials, Professional services)	123,700	2,447,198
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Japan(continued)
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	159,700	$1,268,486
Orix JREIT, Inc. (Real estate, Office REITs)	1,273	1,472,491
Taikisha Ltd. (Industrials, Construction & engineering)	28,000	834,871
		12,617,761
Netherlands: 0.28%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	35,650	98,037
TKH Group NV (Industrials, Electrical equipment)	7,615	306,639
		404,676
Norway: 1.02%
Atea ASA (Information technology, IT services)	67,066	894,022
Elopak ASA (Materials, Containers & packaging)	210,617	599,775
		1,493,797
Spain: 1.92%
Vidrala SA (Materials, Containers & packaging)	4,609	461,962
Viscofan SA (Consumer staples, Food products)	40,148	2,351,627
		2,813,589
Sweden: 1.86%
Hexpol AB (Materials, Chemicals)	68,701	786,390
Loomis AB (Industrials, Commercial services & supplies)	70,846	1,939,620
		2,726,010
Switzerland: 1.44%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	4,396	1,051,988
Bucher Industries AG (Industrials, Machinery)	2,501	1,059,339
		2,111,327
United Kingdom: 7.30%
Britvic PLC (Consumer staples, Beverages)	224,719	2,513,240
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	310,141	1,369,653
Elementis PLC (Materials, Chemicals)†	448,350	803,525
Lancashire Holdings Ltd. (Financials, Insurance)	145,896	1,122,307
Morgan Advanced Materials PLC (Industrials, Machinery)	71,933	247,045
Nomad Foods Ltd. (Consumer staples, Food products)†	65,410	1,176,726
S4 Capital PLC (Communication services, Media)†	469,304	261,681
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	660,000	29,275
Spectris PLC (Information technology, Electronic equipment, instruments & components)	68,359	3,182,344
		10,705,796
United States: 55.84%
Ambarella, Inc. (Information technology, Semiconductors & semiconductor equipment)†	17,169	902,403
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	49,039	426,639
AZEK Co., Inc. (Industrials, Building products)†	21,228	818,552
Azenta, Inc. (Health care, Life sciences tools & services)†	32,886	2,144,167
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
United States(continued)
Balchem Corp. (Materials, Chemicals)	10,864	$1,522,698
Blackbaud, Inc. (Information technology, Software)†	32,131	2,600,040
Brady Corp. Class A (Industrials, Commercial services & supplies)	34,239	2,062,215
Cactus, Inc. Class A (Energy, Energy equipment & services)	32,539	1,380,955
CBIZ, Inc. (Industrials, Professional services)†	36,630	2,331,866
CSW Industrials, Inc. (Industrials, Building products)	20,766	4,393,463
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	298,002	3,167,761
E2open Parent Holdings, Inc. (Information technology, Software)†	85,298	320,720
Enovis Corp. (Health care, Health care equipment & supplies)†	49,019	2,877,415
EnPro Industries, Inc. (Industrials, Machinery)	14,108	2,107,453
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	31,146	1,207,530
Gibraltar Industries, Inc. (Industrials, Building products)†	76,346	6,177,918
Global Blue Group Holding AG (Information technology, IT services)†	225,000	1,001,250
Globus Medical, Inc. Class A (Health care, Health care equipment & supplies)†	55,182	2,913,058
Hanover Insurance Group, Inc. (Financials, Insurance)	23,755	3,135,898
Helen of Troy Ltd. (Consumer discretionary, Household durables)†	25,594	2,930,513
Holley, Inc. (Consumer discretionary, Automobile components)†	330,157	1,574,849
Horace Mann Educators Corp. (Financials, Insurance)	19,229	708,204
ICU Medical, Inc. (Health care, Health care equipment & supplies)†	10,384	950,448
Innospec, Inc. (Materials, Chemicals)	49,891	5,792,844
J & J Snack Foods Corp. (Consumer staples, Food products)	17,612	2,804,359
Mayville Engineering Co., Inc. (Industrials, Machinery)†	109,890	1,394,504
MSA Safety, Inc. (Industrials, Commercial services & supplies)	7,636	1,260,169
Progress Software Corp. (Information technology, Software)	52,039	2,956,336
Quanex Building Products Corp. (Industrials, Building products)	88,184	2,753,104
QuidelOrtho Corp. (Health care, Health care equipment & supplies)†	20,160	1,381,162
Southwestern Energy Co. (Energy, Oil, gas & consumable fuels)†	248,291	1,601,477
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	32,183	2,530,227
Standex International Corp. (Industrials, Machinery)	8,554	1,263,084
Stepan Co. (Materials, Chemicals)	22,562	2,014,110
Teradata Corp. (Information technology, Software)†	48,761	2,251,783
Varex Imaging Corp. (Health care, Health care equipment & supplies)†	109,530	2,110,643
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	89,487	1,707,412
Ziff Davis, Inc. (Communication services, Interactive media & services)†	35,350	2,382,590
		81,859,819
Total common stocks (Cost $118,637,808)		144,111,642

		Yield
Short-term investments: 1.46%
Investment companies: 1.46%
Allspring Government Money Market Fund Select Class♠∞		5.27%	2,131,309	2,131,309
Total short-term investments (Cost $2,131,309)				2,131,309
Total investments in securities (Cost $120,769,117)	99.77%			146,242,951
Other assets and liabilities, net	0.23			343,568
Total net assets	100.00%			$146,586,519

See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,568,998	$4,360,349	$(4,798,038)	$0	$0	$2,131,309	2,131,309	$28,318
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$4,679,662	$0	$4,679,662
Belgium	0	1,702,754	0	1,702,754
Canada	7,373,788	0	0	7,373,788
France	0	4,090,618	0	4,090,618
Germany	0	7,222,137	0	7,222,137
Ireland	0	861,596	0	861,596
Italy	0	3,448,312	0	3,448,312
Japan	0	12,617,761	0	12,617,761
Netherlands	98,037	306,639	0	404,676
Norway	1,493,797	0	0	1,493,797
Spain	2,351,627	461,962	0	2,813,589
Sweden	0	2,726,010	0	2,726,010
Switzerland	0	2,111,327	0	2,111,327
United Kingdom	5,059,318	5,646,478	0	10,705,796
United States	81,859,819	0	0	81,859,819
Short-term investments
Investment companies	2,131,309	0	0	2,131,309
Total assets	$100,367,695	$45,875,256	$0	$146,242,951
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund